TRADE AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2021
TRADE AND OTHER PAYABLES
Trade And Other Payables

NOTE 5 – TRADE AND OTHER PAYABLES

As at December 31, 2021 and 2020, the Company had the following amounts due to creditors:

	2021	2020
	$	$
Trade Payables	55,390	73,447
Accrued Liabilities	79,735	74,150

	135,125	147,597